Pension and other post-employment benefits - Summary of changes in the net defined benefit assets/liability remeasurement reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Opening balance	€ (336)	€ (394)
Remeasurement of plan assets	246	274
Actuarial gains and losses arising from changes in demographic assumptions	(4)	6
Actuarial gains and losses	(190)	(206)
Taxation and Exchange rate differences	(24)	(15)
Total Other comprehensive income movement for the year	28	58	€ 6
Closing balance	€ (307)	€ (336)	€ (394)